3:

February 5, 2002

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.

Re: Calvert World Values Fund, Inc.

33-45829 and 811-06563

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectuses that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective January 31, 2002) or amendment; and

(2) the text of the most recent registration statement (effective January 31, 2002) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Edith Lillie

Registration Manager